Invesco Floating Rate Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2019
invesco.com/us	FLR-QTR-1 05/19	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–87.49%(b)(c)
Aerospace & Defense–2.56%
Atlantic Aviation FBO, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)(d)	6.19%	12/06/2025		$ 165	$ 166,984
Consolidated Aerospace Manufacturing, LLC, Term Loan (1 mo. USD LIBOR + 3.75%) (Acquired 08/11/2015-02/28/2018; Cost $3,391,742)(d)	6.19%	08/11/2022		1,846	1,834,014
Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	6.15%	06/28/2024		3,810	3,803,959
IAP Worldwide Services
Revolver Loan (Acquired 03/16/2018; Cost $156,389) (Acquired 07/22/2014; Cost $87,669)(d)(e)	1.48%	07/18/2019		929	929,279
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%)	9.10%	07/18/2020		1,061	1,066,273
Leidos Innovations Corp., Term Loan B (1 mo. USD LIBOR + 1.75%)	4.25%	08/22/2025		33	32,902
Maxar Technologies Ltd., Term Loan B (1 mo. USD LIBOR + 2.75%)	5.19%	10/04/2024		8,990	7,933,344
Peraton Corp., Term Loan (1 mo. USD LIBOR + 5.25%)(d)	7.69%	04/29/2024		3,345	3,302,759
Perspecta, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.69%	05/31/2025		1,632	1,628,681
Space Exploration Technologies Corp., Term Loan (1 mo. USD LIBOR + 4.25%)(d)	6.69%	11/21/2025		3,950	3,950,313
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.50%)	4.94%	05/30/2025		16,436	16,167,242
Term Loan F (1 mo. USD LIBOR + 2.50%)	4.94%	06/09/2023		7,515	7,396,977
Term Loan G (1 mo. USD LIBOR + 2.50%)	4.94%	08/22/2024		1,442	1,416,142
Vectra Co.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	03/08/2025		1,652	1,588,263
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(d)	9.69%	03/08/2026		1,057	1,033,530
Wesco Aircraft Hardware Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.94%	02/28/2021		3,242	3,217,796
Xebec Global Holdings, LLC, Term Loan (3 mo. USD LIBOR + 5.50%) (Acquired 02/12/2018-07/26/2018; Cost $1,757,912)(d)	8.10%	02/12/2024		3,920	3,929,528
					59,397,986
Air Transport–0.62%
American Airlines, Inc.
Term Loan (1 mo. USD LIBOR + 1.75%)	4.18%	06/27/2025		94	92,117
Term Loan B (1 mo. USD LIBOR + 2.00%)	4.44%	12/14/2023		220	216,953
Avolon TLB Borrower 1 (US) LLC, Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	4.19%	01/15/2025		7,110	7,101,439
eTraveli Group Holding AB, Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	11/29/2024	EUR	668	749,119
Gol LuxCo S.A. (Luxembourg), Term Loan (6 mo. USD LIBOR + 6.50%)(d)	6.50%	08/31/2020		5,842	5,943,883
United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	4.19%	04/01/2024		280	279,300
					14,382,811
Automotive–2.02%
Allison Transmission, Inc., Term Loan (3 mo. USD LIBOR + 2.00%)	4.48%	03/29/2026		82	82,696
American Axle & Manufacturing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.73%	04/06/2024		2,497	2,437,782
Belron Finance US LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	5.03%	11/13/2025		513	513,404
Dayco Products, LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	6.77%	05/19/2023		2,205	2,163,804
Garrett Borrowing LLC (Switzerland)
Term Loan B (3 mo. EURIBOR + 2.75%)	2.75%	09/27/2025	EUR	374	417,330
Term Loan B (3 mo. USD LIBOR + 2.50%)	5.11%	09/27/2025		1,437	1,415,117
IAA Spinco Inc., Term Loan (f)	—	06/06/2026		2,323	2,334,963
Mavis Tire Express Services Corp.
Delayed Draw Term Loan (e)	0.00%	03/20/2025		158	155,065
Term Loan (1 mo. USD LIBOR + 3.25%)	5.68%	03/20/2025		1,244	1,224,548
Midas Intermediate Holdco II, LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	5.35%	08/18/2021		493	479,596
Navistar, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	5.96%	11/06/2024		488	488,190
Panther BF Aggregator 2 L.P.
Term Loan (1 mo. EURIBOR + 3.75%)	3.75%	05/15/2026	EUR	2,127	2,379,196
Term Loan B (1 mo. USD LIBOR + 3.50%)	5.93%	05/15/2026		7,480	7,442,791
Superior Industries International, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)(d)	6.44%	05/22/2024		3,042	2,928,172
Tenneco, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	5.19%	10/01/2025		8,522	8,170,671
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
ThermaSys Corp.
Term Loan (3 mo. USD LIBOR + 6.00%)(d)	8.60%	10/02/2023		$333	$303,295
Term Loan (3 mo. USD LIBOR + 6.00%)	8.60%	01/01/2024		1,823	1,640,563
TI Group Automotive Systems, L.L.C., Term Loan (1 mo. USD LIBOR + 2.50%)	4.94%	06/30/2025		305	302,169
Tower Automotive Holdings USA, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	5.25%	03/07/2024		3,463	3,415,593
Transtar Holding Co.
Delayed Draw Term Loan (Acquired 04/11/2017-07/06/2017; Cost $157,710) (Acquired 04/11/2017-07/06/2017; Cost $157,710)(d)(e)	0.00%	04/11/2022		243	242,525
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)(d)	6.69%	04/11/2022		2,289	2,266,087
PIK Term Loan, 7.75% PIK Rate, 1.00% Cash Rate (Acquired 04/11/2017-04/11/2018; Cost $713,931)(d)(g)	7.75%	04/11/2022		809	808,591
Visteon Corp., Term Loan (1 mo. USD LIBOR + 1.75%)	4.19%	03/25/2024		263	255,281
Wand NewCo 3, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	5.97%	02/05/2026		2,844	2,854,751
Winter Park Intermediate, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)	7.19%	04/04/2025		2,272	2,257,838
					46,980,018
Beverage & Tobacco–0.33%
AI Aqua Merger Sub, Inc. (Australia)
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	12/13/2023		2,165	2,098,965
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.69%	12/13/2023		5,508	5,356,877
Arterra Wines Canada, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 2.75%)	5.36%	12/15/2023		129	127,501
					7,583,343
Building & Development–2.14%
American Builders & Contractors Supply Co., Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.00%)	4.44%	10/31/2023		6,622	6,526,969
Beacon Roofing Supply, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.70%	01/02/2025		33	32,921
Capital Automotive L.P.
First Lien Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	4.94%	03/24/2024		6,157	6,102,638
Second Lien Term Loan B (1 mo. USD LIBOR + 6.00%)	8.44%	03/24/2025		3,385	3,403,839
DiversiTech Holdings, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 05/18/2017; Cost $570,011)(d)	10.10%	06/02/2025		146	143,383
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.60%	06/03/2024		1,933	1,882,554
Financiere Persea (Proxiserve), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	03/26/2026	EUR	473	531,921
Foncia Groupe SAS, Term Loan B-3 (f)	—	09/07/2023	EUR	903	1,005,391
Forterra Finance, LLC, Second Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	10/25/2023		2,898	2,697,463
HD Supply Waterworks, Ltd., Term Loan (3 mo. USD LIBOR + 3.00%)	5.62%	08/01/2024		576	576,074
HD Supply, Inc., Term Loan B-5 (1 mo. USD LIBOR + 1.75%)	4.19%	10/17/2023		341	340,531
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	11/15/2023		3,718	3,660,746
Quimper AB (Sweden)
First Lien Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	02/15/2026	EUR	2,072	2,328,467
Second Lien Term Loan (6 mo. EURIBOR + 8.25%)	8.25%	02/13/2027	EUR	857	962,504
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	4.25%	02/15/2026	EUR	100	112,742
Re/Max, LLC, Term Loan (1 mo. USD LIBOR + 2.75%) (Acquired 12/14/2016-02/23/2017; Cost $4,820,202)	5.19%	12/15/2023		4,781	4,769,348
Realogy Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	4.69%	02/08/2025		8,865	8,481,099
SRS Distribution, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	05/23/2025		1,333	1,286,185
TAMKO Building Products, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)(d)	5.69%	05/31/2026		1,745	1,740,676
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	6.60%	07/24/2024		3,299	3,150,810
					49,736,261
Business Equipment & Services–9.80%
Allied Universal Holdco LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.19%	07/28/2022		2,609	2,545,530
Incremental Term Loan (1 mo. USD LIBOR + 4.25%)	6.69%	07/28/2022		321	318,740
Alorica, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	6.19%	06/30/2022		929	909,514
Altran Technologies, Term Loan B (3 mo. USD LIBOR + 2.50%)	4.88%	03/20/2025		994	988,450
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Asurion LLC
Second Lien Term Loan B-2 (1 mo. USD LIBOR + 6.50%)	8.94%	08/04/2025		$23,220	$23,646,052
Term Loan B-4 (1 mo. USD LIBOR + 3.00%)	5.44%	08/04/2022		40	39,760
Term Loan B-6 (1 mo. USD LIBOR + 3.00%)	5.44%	11/03/2023		18,718	18,675,923
Term Loan B-7 (1 mo. USD LIBOR + 3.00%)	5.44%	11/03/2024		929	925,920
Blackhawk Network Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	06/15/2025		281	278,254
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.43%	06/15/2026		1,189	1,185,577
Blucora, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.48%	05/22/2024		2,615	2,618,852
Brand Energy & Infrastructure Services, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	6.82%	06/21/2024		3,371	3,279,566
Brightview Landscapes, LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	5.00%	08/15/2025		1,615	1,614,531
Camelia Bidco Ltd., Term Loan B-1 (3 mo. GBP LIBOR + 4.75%)	5.60%	10/14/2024	GBP	3,136	3,938,821
Cast & Crew Payroll, LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.44%	02/09/2026		2,056	2,071,702
Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	03/01/2024		946	933,040
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 3.44% Cash Rate	9.50%	08/15/2023		944	462,727
Term Loan (1 mo. USD LIBOR + 7.50%)	9.94%	02/15/2023		765	643,311
CRCI Longhorn Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	9.70%	08/08/2026		234	229,718
Crossmark Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 7.50%)(d)	9.94%	06/30/2019		507	506,823
First Lien Term Loan (3 mo. USD LIBOR + 2.50%)(h)	0.00%	12/20/2019		4,425	1,548,802
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)(h)	0.00%	12/21/2020		576	6,485
Dream Secured Bondco AB, Term Loan B1F (3 mo. EURIBOR + 3.50%)	3.50%	10/21/2022	EUR	850	951,839
Dun & Bradstreet Corp. (The), Term Loan (3 mo. USD LIBOR + 5.00%)	7.43%	02/06/2026		5,291	5,289,521
First Data Corp.
Term Loan (1 mo. USD LIBOR + 2.00%)	4.43%	07/08/2022		15,356	15,352,231
Term Loan (1 mo. USD LIBOR + 2.00%)	4.43%	04/26/2024		15,091	15,087,302
Term Loan A (1 mo. USD LIBOR + 1.50%)	3.93%	10/26/2023		308	307,449
FleetCor Technologies Operating Co., LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.00%)	4.44%	08/02/2024		42	41,806
Gartner, Inc., Term Loan A (1 mo. USD LIBOR + 1.75%)(d)	3.94%	03/21/2022		427	428,255
Genesys Telecom Holdings, U.S., Inc., Term Loan B-3 (1 mo. USD LIBOR + 3.25%)	5.69%	12/01/2023		36	36,065
GI Revelation Acquisition LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	7.44%	04/16/2025		2,469	2,453,829
Second Lien Term Loan (1 mo. USD LIBOR + 9.00%)	11.44%	04/16/2026		1,148	1,111,020
Global Payments, Inc.
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	4.19%	04/21/2023		870	871,109
Term Loan B-4 (3 mo. USD LIBOR + 1.75%)	4.19%	10/17/2025		4,370	4,370,414
GlobalLogic Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	08/01/2025		46	46,277
I-Logic Technologies Bidco Ltd.
Term Loan (3 mo. USD LIBOR + 3.25%)	5.90%	12/20/2024		42	41,204
Term Loan (3 mo. EURIBOR + 3.25%)	4.25%	12/21/2024	EUR	476	532,046
INDIGOCYAN Midco Ltd., Term Loan B (3 mo. GBP LIBOR + 4.75%)(d)	5.54%	06/23/2024	GBP	1,337	1,687,761
Institutional Shareholder Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)(d)	7.10%	03/05/2026		2,874	2,830,800
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)(d)	11.12%	03/05/2027		1,946	1,941,377
ION Trading Technologies S.a.r.l., Term Loan (3 mo. USD LIBOR + 4.00%)	6.65%	11/21/2024		1,898	1,856,072
Iron Mountain, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	4.19%	01/02/2026		3,428	3,321,857
KAR Auction Services, Inc., Term Loan B-5 (3 mo. USD LIBOR + 2.50%)	5.12%	03/09/2023		4,612	4,611,887
Karman Buyer Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	07/23/2021		10,138	8,819,248
First Lien Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	5.69%	07/23/2021		407	351,946
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	6.19%	04/25/2025		5,889	5,902,251
Kronos, Inc., First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.00%)	5.58%	11/01/2023		573	571,677
Learning Care Group (US) No. 2, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.82%	03/13/2025		2	2,289
LegalZoom.com, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	6.93%	11/21/2024		151	152,052
Monitronics International, Inc., Term Loan B-2 (3 mo. USD LIBOR + 7.50%)	10.10%	09/30/2022		9,787	9,362,533
On Assignment, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.44%	04/02/2025		1,508	1,506,785
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 2.00%)	4.46%	03/18/2024		75	75,259
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Prime Security Services Borrower, LLC, First Lien Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	5.19%	05/02/2022		$ 7,573	$ 7,509,399
Prometric Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	01/29/2025		129	128,420
Red Ventures, LLC (New Imagitas, Inc.), Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	5.44%	11/08/2024		500	499,893
Refinitiv US Holdings, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	6.19%	10/01/2025		12,977	12,680,921
ServiceMaster Co. (The), Term Loan C (1 mo. USD LIBOR + 2.50%)	4.94%	11/08/2023		328	329,152
ServPro Borrower, LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	5.94%	03/26/2026		480	479,866
SMS Systems Maintenance Services, Inc., First Lien Term Loan (3 mo. USD LIBOR + 5.00%)	7.44%	10/30/2023		3,960	2,885,512
Spin Holdco, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	5.85%	11/14/2022		16,548	16,275,018
Techem GmbH (Germany)
Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	07/31/2025	EUR	490	551,485
Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	07/31/2025	EUR	104	116,862
Tempo Acquisition LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	05/01/2024		32	32,017
TNS, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.59%	02/14/2020		465	461,668
Trans Union LLC
Term Loan B-3 (1 mo. USD LIBOR + 2.00%)	4.44%	04/09/2023		947	945,967
Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	4.44%	06/19/2025		130	129,881
Travelport Finance (Luxembourg) S.a.r.l., Term Loan (3 mo. USD LIBOR + 5.00%)	7.54%	03/20/2026		3,464	3,319,438
Ventia Deco LLC, Term Loan B (3 mo. USD LIBOR + 3.50%)	6.10%	05/21/2022		2,925	2,930,693
Wash MultiFamily Acquisition, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	05/16/2022		5,524	5,427,456
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	05/16/2022		910	894,198
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	05/12/2023		222	217,431
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	05/14/2023		39	38,082
West Corp.
Term Loan B (3 mo. USD LIBOR + 4.00%)	6.52%	10/10/2024		6,400	5,988,100
Term Loan B-1 (3 mo. USD LIBOR + 3.50%)	6.02%	10/10/2024		2,955	2,748,232
WEX Inc., Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	4.69%	05/17/2026		5,854	5,825,885
					227,697,835
Cable & Satellite Television–5.84%
Altice Financing S.A. (Luxembourg)
Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	07/15/2025		2,240	2,149,546
Term Loan (1 mo. USD LIBOR + 2.75%)	5.18%	01/31/2026		2,465	2,365,905
Atlantic Broadband Finance, LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	4.69%	01/03/2025		8,450	8,394,124
Cable One, Inc., Incremental Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	4.19%	05/01/2024		344	342,443
Charter Communications Operating, LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	4.44%	04/30/2025		893	892,299
CSC Holdings, LLC
Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	4.69%	01/15/2026		8,042	7,911,330
Term Loan (1 mo. USD LIBOR + 2.25%)	4.69%	07/17/2025		20,454	20,089,749
Term Loan (1 mo. USD LIBOR + 2.50%)	4.94%	01/25/2026		5,932	5,877,422
MCC Iowa LLC, Term Loan M (1 wk. USD LIBOR + 2.00%)	4.39%	01/15/2025		64	64,255
Mediacom Illinois LLC, Term Loan N (1 wk. USD LIBOR + 1.75%)	4.14%	02/15/2024		2,517	2,504,786
Numericable-SFR S.A. (France)
Term Loan B-12 (3 mo. USD LIBOR + 3.69%)	6.12%	01/31/2026		13,872	13,386,596
Term Loan B-12 (3 mo. EURIBOR + 3.00%)	3.00%	02/02/2026	EUR	1,342	1,450,693
Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	6.44%	08/14/2026		11,756	11,472,015
TDC A/S, Term Loan (1 mo. EURIBOR + 2.75%)	2.75%	06/04/2025	EUR	0	1
Telenet Financing USD LLC, Term Loan AN (1 mo. USD LIBOR + 2.25%)	4.69%	08/15/2026		12,043	11,917,749
Unitymedia Finance LLC (Germany)
Term Loan B (1 mo. USD LIBOR + 2.25%)	4.69%	09/30/2025		144	143,765
Term Loan D (1 mo. USD LIBOR + 2.25%)	4.69%	01/15/2026		515	512,865
UPC Financing Partnership, Term Loan AR (1 mo. USD LIBOR + 2.50%)	4.94%	01/15/2026		19,698	19,683,282
Virgin Media Bristol LLC, Term Loan K (1 mo. USD LIBOR + 2.50%)	4.94%	01/15/2026		17,251	17,133,845
Ziggo Secured Finance Partnership, Term Loan E (1 mo. USD LIBOR + 2.50%)	4.94%	04/15/2025		9,625	9,408,662
					135,701,332
Chemicals & Plastics–3.46%
Alpha US Bidco, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.60%	01/31/2024		1,078	1,066,135
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Ashland LLC, Term Loan B (1 mo. USD LIBOR + 1.75%)	4.19%	05/17/2024		$ 667	$ 666,324
Avantor, Inc.
Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	11/21/2024	EUR	2,271	2,552,013
Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	6.19%	11/21/2024		78	78,553
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	4.35%	06/01/2024		99	96,969
BCPE Max Dutch Bidco BV, Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	10/01/2025	EUR	750	847,023
Cabot Microelectronics Corp., Term Loan (1 mo. USD LIBOR + 2.25%)	4.75%	11/14/2025		3,787	3,789,785
Charter NEX US, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	5.44%	05/16/2024		82	80,721
Incremental Term Loan (3 mo. USD LIBOR + 3.50%)	5.94%	05/16/2024		915	914,914
Colouroz Investment LLC
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	5.58%	09/07/2021		1,381	1,290,857
Term Loan C (3 mo. USD LIBOR + 3.00%)	5.58%	09/07/2021		228	213,394
Cyanco Intermediate 2 Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.94%	03/16/2025		36	36,015
Diamond (BC) B.V., Term Loan B (2 mo. USD LIBOR + 3.00%)	5.58%	09/06/2024		1,678	1,501,362
Encapsys, LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	11/07/2024		1	1,278
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)(d)	10.08%	11/07/2025		349	342,689
Ferro Corp.
Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	4.85%	02/14/2024		93	92,945
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	4.85%	02/14/2024		91	90,968
Gemini HDPE LLC, Term Loan (3 mo. USD LIBOR + 2.50%)	5.09%	08/07/2024		2,149	2,150,817
H.B. Fuller Co., Term Loan (1 mo. USD LIBOR + 2.00%)	4.44%	10/20/2024		2,674	2,634,796
Hexion International Holdings B.V., Term Loan (2 mo. USD LIBOR + 2.75%)	5.35%	10/01/2020		518	518,617
HII Holding Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)(d)	5.69%	12/20/2019		1,947	1,947,072
Second Lien Term Loan (1 mo. USD LIBOR + 8.50%)(d)	10.94%	12/21/2020		2,688	2,694,581
Ignition Midco BV, Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	07/02/2025	EUR	1,618	1,822,997
Ineos US Finance LLC, Term Loan (1 mo. USD LIBOR + 2.00%)	4.44%	03/31/2024		3,227	3,191,823
Invictus US NewCo LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.52%	03/28/2025		1,629	1,586,445
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	9.27%	03/30/2026		1,149	1,140,493
KPEX Holdings, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(d)	9.44%	01/31/2026		448	414,303
Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	01/31/2025		1,037	986,222
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	5.10%	10/01/2025		10,302	10,121,321
Momentive Performance Materials USA, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.59%	04/18/2024		2,639	2,632,873
Natgasoline LLC, Term Loan (3 mo. USD LIBOR + 3.50%)(d)	6.13%	11/14/2025		1,917	1,916,867
Oxea Corp., Term Loan B-2 (3 mo. USD LIBOR + 3.50%)	6.12%	10/14/2024		769	769,903
Perstorp Holding AB (Sweden)
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	02/26/2026	EUR	408	455,352
Term Loan B (3 mo. USD LIBOR + 4.75%)(d)	7.27%	04/05/2026		1,144	1,129,323
PQ Corp., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	5.08%	02/05/2025		1,265	1,261,989
Proampac PG Borrower LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	6.01%	11/20/2023		1,557	1,503,004
Starfruit US Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.72%	10/01/2025		20,648	20,542,116
Tata Chemicals North America, Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	5.38%	08/07/2020		1,804	1,807,299
Trinseo Materials Finance, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	4.44%	09/06/2024		1,148	1,136,176
Tronox Finance LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	09/22/2024		2,134	2,113,775
Univar, Inc., Incremental Term Loan (3 mo. USD LIBOR + 2.75%)	4.94%	07/01/2024		769	768,358
Venator Finance S.a.r.l., Term Loan (3 mo. USD LIBOR + 3.00%)	5.52%	08/08/2024		664	661,003
Versum Materials, Term Loan (3 mo. USD LIBOR + 1.75%)	4.60%	09/29/2023		743	742,492
					80,311,962
Clothing & Textiles–0.88%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.94%	09/27/2024		6,192	6,099,266
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	10.19%	09/29/2025		3,569	3,532,881
Ascena Retail Group, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	7.00%	08/21/2022		5,857	4,952,901
International Textile Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	7.48%	05/01/2024		1,952	1,864,327
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Clothing & Textiles–(continued)
Kontoor Brands, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)(d)	6.80%	05/17/2026		$ 1,319	$ 1,318,864
Mascot Bidco Oy, Term Loan B (6 mo. EURIBOR + 4.50%)	4.50%	03/20/2026	EUR	2,366	2,661,914
Tumi, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	4.19%	04/25/2025		104	102,850
Varsity Brands Holding Co., Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.94%	12/16/2024		1	504
					20,533,507
Conglomerates–0.30%
CTC AcquiCo GmbH (Germany)
Term Loan B-1 (3 mo. EURIBOR + 2.75%)	2.50%	03/07/2025	EUR		1,196	1,320,300
Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	5.27%	03/07/2025			1,702	1,673,834
Penn Engineering & Manufacturing Corp., Term Loan B (1 mo. USD LIBOR + 2.75%)	5.18%	06/27/2024			1,424	1,415,003
Safe Fleet Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.47%	02/03/2025			1,175	1,146,105
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(d)	6.22%	02/03/2025			857	857,134
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	9.22%	02/02/2026			580	567,027
						6,979,403
Containers & Glass Products–3.02%
Atlas Packaging GmbH, Term Loan B	4.50%	07/31/2025	EUR		146	162,788
Berlin Packaging, LLC
Term Loan (1 mo. USD LIBOR + 3.00%)	5.48%	11/07/2025			1,421	1,384,368
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.61%	11/07/2025			2,103	2,056,158
Berry Global, Inc.
Term Loan Q (1 mo. USD LIBOR + 2.25%)	4.45%	10/01/2022			702	697,496
Term Loan R (1 mo. USD LIBOR + 2.25%)	4.45%	01/19/2024			1,414	1,402,317
Term Loan S (1 mo. USD LIBOR + 2.00%)	4.20%	02/08/2020			257	257,024
Term Loan T (1 mo. USD LIBOR + 2.00%)	4.20%	01/06/2021			460	459,110
Term Loan U (f)	—	05/17/2026			23,849	23,760,065
Term Loan U (f)	—	05/17/2026	EUR		622	696,979
BWAY Holding Co., Term Loan (3 mo. USD LIBOR + 3.25%)	5.85%	04/03/2024			605	590,510
Consolidated Container Co. LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.19%	05/22/2024			1,488	1,477,819
Crown Americas LLC, Term Loan B (CCK + 2.00%)	4.45%	04/03/2025			101	101,422
Duran Group, Term Loan B-2 (3 mo. USD LIBOR + 4.00%)(d)	6.59%	03/21/2024			9,599	9,406,832
Flex Acquisition Co., Inc., Incremental Term Loan B (1 mo. USD LIBOR + 3.25%)	5.88%	06/29/2025			5,163	4,978,861
Fort Dearborn Holding Co., Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.60%	10/19/2023			5,310	5,204,137
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	11.10%	10/21/2024			393	366,838
Hoffmaster Group, Inc., First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	6.44%	11/21/2023			3,808	3,810,111
Klockner Pentaplast of America, Inc. (Luxembourg)
Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	06/30/2022	EUR		851	845,050
Term Loan (1 mo. USD LIBOR + 4.25%)	6.69%	06/30/2022			861	761,273
Libbey Glass, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.46%	04/09/2021			579	484,632
Multi-Color Corp., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.44%	10/31/2024			609	608,175
Ranpak Corp.
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(d)	9.69%	10/03/2022			247	246,416
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.69%	10/01/2021			801	802,518
Refresco Group, N.V., Term Loan B-3 (3 mo. USD LIBOR + 3.25%)(d)	5.77%	03/28/2025			152	151,117
Reynolds Group Holdings, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	02/05/2023			7,113	7,062,998
TricorBraun, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	6.35%	11/30/2023			238	238,093
Trident TPI Holdings, Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.69%	10/17/2024			1,675	1,616,206
Term Loan B-2 (3 mo. EURIBOR + 3.50%)	3.50%	10/17/2024	EUR		448	483,341
						70,112,654
Cosmetics & Toiletries–0.87%
Alphabet Holding Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.94%	09/26/2024			7,154	6,879,766
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	10.19%	09/26/2025			1,998	1,772,366
Anastasia Parent, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	6.19%	08/11/2025			1,547	1,354,745
Coty, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.71%	04/05/2025			10,295	9,883,217
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cosmetics & Toiletries–(continued)
Parfums Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.77%	06/30/2024		$ 402	$ 399,785
					20,289,879
Drugs–1.52%
Amneal Pharmaceuticals LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	6.00%	05/04/2025			621	617,475
BPA Laboratories, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 5.75%)	8.35%	04/29/2020			1,202	1,172,111
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)(d)	10.35%	04/29/2020			1,045	1,019,150
Catalent Pharma Solutions, Inc.
Term Loan (1 mo. USD LIBOR + 2.25%)	4.69%	05/20/2024			269	269,293
Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	4.68%	05/17/2026			3,513	3,513,401
Endo LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.75%	04/29/2024			10,109	9,767,635
Grifols Worldwide Operations USA, Inc., Term Loan B (1 wk. USD LIBOR + 2.25%)	4.61%	01/31/2025			124	123,153
Phoenix Guarantor, Inc., Term Loan (3 mo. USD LIBOR + 4.50%)(e)	6.96%	03/05/2026			1	1,367
Valeant Pharmaceuticals International, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	5.22%	11/27/2025			10,001	9,949,547
Term Loan (1 mo. USD LIBOR + 3.00%)	5.46%	06/02/2025			8,939	8,923,978
						35,357,110
Ecological Services & Equipment–1.14%
Advanced Disposal Services, Inc., Term Loan (1 wk. USD LIBOR + 2.25%)	4.63%	11/10/2023			5,001	4,999,345
EnergySolutions, LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	6.35%	05/11/2025			2,189	2,077,049
GFL Environmental, Inc., Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	05/30/2025			14,875	14,586,927
Patriot Container Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.94%	03/20/2025			169	168,775
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)(d)	10.19%	03/20/2026			921	890,755
Tunnel Hill Partners, L.P., Term Loan (1 mo. USD LIBOR + 3.50%)	5.94%	02/06/2026			505	504,510
WCA Waste Systems, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.94%	08/11/2023			3,149	3,127,564
						26,354,925
Electronics & Electrical–8.00%
4L Technologies, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	6.94%	05/08/2020			5,943	5,675,534
Applied Systems, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	09/19/2024			21	21,210
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	09/19/2025			173	175,265
Barracuda Networks, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.77%	02/12/2025			67	67,340
Blackboard, Inc., Term Loan B-4 (1 mo. USD LIBOR + 5.00%)	7.60%	06/30/2021			54	53,455
Boxer Parent Co., Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	6.85%	10/02/2025			50	49,244
Brave Parent Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	6.58%	04/18/2025			387	387,434
Canyon Valor Cos., Inc., First Lien Term Loan (3 mo. USD LIBOR + 2.75%)	5.35%	06/16/2023			2,256	2,249,153
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	04/06/2026			9,766	9,745,342
Dell International LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	4.44%	09/07/2023			675	672,300
Diebold Nixdorf, Inc.
Term Loan A-1 (1 mo. USD LIBOR + 9.25%)	11.75%	08/31/2022			5,429	5,747,733
Term Loan B (1 mo. EURIBOR + 3.00%)	3.00%	11/06/2023	EUR		1,352	1,430,678
Term Loan B (1 mo. USD LIBOR + 2.75%)	5.25%	11/06/2023			3,574	3,389,392
DigiCert Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	6.44%	10/31/2024			84	83,548
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	10.44%	10/31/2025			663	659,326
Dynatrace LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	08/22/2025			181	181,066
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	08/21/2026			321	324,834
Energizer Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.75%	12/17/2025			2,431	2,421,671
Epicor Software Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	5.69%	06/01/2022			11	10,591
ETA Australia Holdings III Pty. Ltd., Term Loan (3 mo. USD LIBOR + 4.00%)	6.44%	04/16/2026			2,782	2,789,071
Everest Bidco S.A.S., First Lien Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	07/04/2025	EUR		2,794	3,142,358
Finastra USA, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	6.10%	06/13/2024			468	459,269
Go Daddy Operating Co., LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	4.44%	02/15/2024			8,866	8,861,286
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Hyland Software, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	07/01/2024		$330	$330,526
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	07/07/2025		665	670,089
IGT Holding IV AB, Term Loan B (3 mo. USD LIBOR + 3.75%)	6.35%	07/26/2024		3,134	3,111,012
Imperva, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	10.20%	01/11/2027		1,845	1,830,781
Term Loan (1 mo. USD LIBOR + 4.00%)	6.45%	01/10/2026		720	716,036
MA Finance Co., LLC, Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	4.69%	11/19/2021		5,736	5,686,306
Marcel Bidco LLC, Term Loan B-2 (3 mo. EURIBOR + 3.50%)	3.50%	03/11/2025	EUR	277	309,181
Mavenir Systems, Inc., Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 05/01/2018; Cost $3,986,538)	8.47%	05/08/2025		4,730	4,726,643
McAfee, LLC, Term Loan B (3 mo. USD LIBOR + 3.75%)	6.18%	09/30/2024		1,432	1,433,093
Mediaocean LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	6.69%	08/15/2022		4,201	4,221,998
Micro Holding, L.P., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.18%	09/13/2024		24	23,683
Microchip Technology, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	4.44%	05/29/2025		4,337	4,332,893
Mirion Technologies, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	6.59%	03/06/2026		2,347	2,361,233
MKS Instruments, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.25%)	4.69%	01/30/2026		476	477,347
Natel Engineering Company, Inc., Term Loan (d)(f)	—	04/29/2026		3,963	3,958,075
Neustar, Inc.
Term Loan B-4 (1 mo. USD LIBOR + 3.50%)	5.94%	08/08/2024		3,187	3,083,254
Term Loan B-5 (1 mo. USD LIBOR + 4.50%)	6.94%	08/08/2024		1,924	1,900,475
Oberthur Technologies of America Corp. (France)
Term Loan B	3.75%	01/10/2024	EUR	4,267	4,765,189
Term Loan B-1 (3 mo. USD LIBOR + 3.75%)	6.35%	01/10/2024		810	800,803
OEConnection LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)(d)	6.44%	11/22/2024		1,285	1,275,042
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 11/22/2017; Cost $403,511)(d)	10.44%	11/22/2025		435	430,638
Omnitracs, Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	5.36%	03/23/2025		990	980,231
Open Text Corp., Term Loan (1 mo. USD LIBOR + 1.75%)	4.19%	05/30/2025		73	72,993
Optiv, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	9.69%	01/31/2025		1,215	1,130,336
Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	02/01/2024		5,729	5,349,498
Plantronics, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.94%	07/02/2025		6,753	6,727,875
Project Accelerate Parent, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%) (Acquired 12/15/2017; Cost $1,898,050)(d)	6.70%	01/02/2025		2,021	2,031,176
Project Leopard Holdings, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 4.25%)	6.69%	07/07/2023		2,241	2,233,340
Term Loan (1 mo. USD LIBOR + 4.50%)	6.94%	07/07/2023		1,626	1,627,340
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.83%	05/16/2025		11,359	11,181,467
Renaissance Holding Corp.
First Lien Term Loan (2 mo. USD LIBOR + 3.25%)	5.73%	05/30/2025		46	44,926
Second Lien Term Loan (2 mo. USD LIBOR + 7.00%)	9.48%	05/29/2026		773	745,682
Resideo Funding, Inc, Term Loan B (3 mo. USD LIBOR + 2.00%)	4.61%	10/25/2025		1,443	1,440,132
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	04/27/2022		9,175	7,645,795
RP Crown Parent, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	10/12/2023		92	91,971
Sandvine Corp. (Canada)
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)(d)	6.94%	10/31/2025		4,145	4,124,041
Term Loan (1 mo. USD LIBOR + 8.00%)(d)	10.44%	11/02/2026		564	558,521
Science Applications International Corp., Term Loan B (1 mo. USD LIBOR + 1.75%)	4.19%	10/31/2025		3,730	3,710,746
Severin Acquisition, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.81%	08/01/2025		8	8,091
SonicWall U.S. Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	6.02%	05/16/2025		546	531,599
SS&C Technologies, Inc.
Term Loan B-1 (1 mo. USD LIBOR + 2.25%)(i)	4.69%	07/08/2022		100	100,065
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.69%	04/16/2025		6,015	5,987,003
Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	4.69%	04/16/2025		4,220	4,199,617
Term Loan B-5 (1 mo. USD LIBOR + 2.25%)	4.69%	04/16/2025		4,930	4,907,432
Sybil Software LLC
Term Loan (3 mo. USD LIBOR + 2.25%)	4.85%	09/29/2023		4,422	4,418,634
Term Loan (3 mo. EURIBOR + 2.50%)	2.50%	09/30/2023	EUR	290	326,742
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
TIBCO Software, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	5.94%	12/04/2020		$ 35	$ 35,292
TTM Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.98%	09/28/2024		6,014	5,916,256
Ultimate Software Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	6.27%	05/04/2026		5,161	5,171,099
Verint Systems, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	4.48%	06/29/2024		397	396,842
Wall Street Systems Delaware, Inc., Term Loan (3 mo. USD LIBOR + 3.00%) (Acquired 11/17/2017; Cost $1,897,774)	5.65%	11/21/2024		1,852	1,791,546
Western Digital Corp., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	4.19%	04/29/2023		4,192	4,082,169
Xperi Corp., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.94%	12/01/2023		3,192	3,146,228
Zebra Technologies Corp., Term Loan B (3 mo. USD LIBOR + 1.75%)	4.23%	10/27/2021		47	47,538
					185,803,620
Equipment Leasing–0.09%
Irel AcquiCo Gmbh, Term Loan B (f)	—	04/12/2026	EUR		1,747	1,968,505
United Rentals (North America), Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	4.19%	10/31/2025			27	26,860
						1,995,365
Financial Intermediaries–1.17%
Advisor Group, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	6.19%	08/17/2025			2,534	2,538,659
Edelman Financial Center, LLC (The), First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	07/19/2025			607	605,945
Evergood 4 APS (Denmark)
Second Lien Term Loan (3 mo. EURIBOR + 7.00%)	8.00%	02/06/2027	EUR		1,154	1,287,580
Term Loan B-3 (3 mo. EURIBOR + 3.75%)	3.75%	02/06/2025	EUR		176	197,752
GEO Group, Inc. (The), Term Loan (1 mo. USD LIBOR + 2.00%)	4.43%	03/22/2024			3,258	3,142,970
LPL Holdings, Inc., Incremental Term Loan B (1 mo. USD LIBOR + 2.25%)	4.68%	09/23/2024			1,668	1,666,161
MoneyGram International, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	03/27/2020			9,153	8,918,703
RPI Finance Trust, Term Loan B-6 (1 mo. USD LIBOR + 2.00%)	4.44%	03/27/2023			7,441	7,446,535
SGG Holdings S.A., Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	07/11/2025	EUR		1,145	1,263,145
Stiphout Finance LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)(d)	5.44%	10/26/2022			147	145,128
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%) (Acquired 07/21/2015; Cost $42,429)(d)	9.68%	10/26/2023			43	40,666
						27,253,244
Food & Drug Retailers–0.08%
Carrols Restaurant Group, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.68%	04/30/2026			1,852	1,848,023
Food Products–3.28%
8th Avenue Food & Provisions, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.22%	10/01/2025			1	884
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	10.22%	10/01/2026			1,227	1,225,928
CHG PPC Parent LLC
Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	03/31/2025			602	596,102
Term Loan B (1 mo. EURIBOR + 4.00%)	4.00%	03/31/2025	EUR		324	366,666
CSM Bakery Supplies LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.59%	07/03/2020			6,113	5,845,332
Dole Food Co., Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	5.22%	04/06/2024			7,571	7,399,543
H-Food Holdings, LLC
Incremental Term Loan B-2 (1 mo. USD LIBOR + 4.00%)	6.44%	05/23/2025			293	290,419
Term Loan (1 mo. USD LIBOR + 3.69%)	6.12%	05/23/2025			8,104	7,946,107
Jacobs Douwe Egberts International B.V., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.50%	11/01/2025			6,299	6,277,724
JBS USA Lux S.A., Term Loan B (3 mo. USD LIBOR + 2.50%)	5.02%	05/01/2026			19,491	19,488,564
Mastronardi Produce-USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	5.69%	05/01/2025			1,510	1,505,993
Nomad Foods US LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	4.69%	05/15/2024			3,943	3,914,431
Post Holdings, Inc., Series A, Incremental Term Loan (1 mo. USD LIBOR + 2.00%)	4.44%	05/24/2024			1,952	1,946,552
QCE LLC, Term Loan, 10.00% Rate (Acquired 06/30/2014-12/31/2015; Cost $6,052)(d)	10.00%	06/30/2019			6	622
Shearer’s Foods, LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	6.69%	06/30/2021			2,728	2,724,274
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%) (Acquired 06/19/2014; Cost $454,541)	9.19%	06/30/2022			448	446,363
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–(continued)
United Natural Foods, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	6.69%	10/22/2025		$ 18,922	$ 16,273,298
					76,248,802
Food Service–2.25%
Aramark Services, Inc., Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	4.19%	03/11/2025		18	18,124
Carlisle FoodService Products, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	03/20/2025		522	511,244
EG Finco Ltd. (United Kingdom)
Term Loan (3 mo. USD LIBOR + 4.00%)	6.60%	02/06/2025		698	686,846
Term Loan B (3 mo. USD LIBOR + 4.00%)	6.60%	02/06/2025		1,061	1,044,558
Term Loan B (1 mo. EURIBOR + 4.00%)	4.00%	02/07/2025	EUR	1,881	2,086,453
Houston Foods, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	6.19%	07/20/2025		3,035	2,947,870
IRB Holding Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	5.69%	02/05/2025		1,482	1,468,750
New Red Finance, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.69%	02/16/2024		21,471	21,256,379
NPC International, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.94%	04/19/2024		2,577	2,046,474
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.93%	04/18/2025		669	441,229
Pizza Hut Holdings, LLC, Term Loan B (1 mo. USD LIBOR + 1.75%)	4.19%	04/03/2025		186	186,395
Restaurant Technologies, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	10/01/2025		94	94,486
Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)(d)	8.94%	10/01/2026		1,465	1,468,881
Tacala Investment Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	02/01/2025		102	101,223
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	02/01/2026		933	939,515
TMK Hawk Parent, Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	5.94%	09/26/2024		3,150	2,677,681
US Foods, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	4.44%	06/27/2023		12,812	12,713,404
Weight Watchers International, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)	7.35%	11/29/2024		1,522	1,496,761
					52,186,273
Forest Products–0.05%
American Greetings Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	6.94%	04/06/2024		1,131	1,131,988
Health Care–3.08%
Acadia Healthcare Co., Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	4.94%	02/11/2022		1,813	1,807,776
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	4.94%	02/16/2023		7,236	7,213,028
Argon Medical Devices Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.19%	01/23/2025		3	3,336
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	10.44%	01/23/2026		220	218,641
athenahealth, Inc., Term Loan B (3 mo. USD LIBOR + 4.50%)	7.04%	02/11/2026		6,990	6,996,176
BVI Medical, Inc., Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	03/02/2026	EUR	472	534,395
Convatec, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	4.85%	10/31/2023		248	247,752
DaVita HealthCare Partners, Inc.
Term Loan A (f)	—	06/24/2019		6,393	6,384,000
Term Loan B (1 mo. USD LIBOR + 2.75%)	5.19%	06/24/2021		822	823,187
Dentalcorp Perfect Smile ULC (Canada)
First Lien Delayed Draw Term Loan (1 mo. USD LIBOR + 3.75%)(e)	5.54%	06/06/2025		6	5,947
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.19%	06/06/2025		24	23,702
Second Lien Delayed Draw Term Loan (1 mo. USD LIBOR + 7.50%)(e)	9.31%	06/08/2026		472	466,357
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.94%	06/08/2026		1,889	1,865,428
Femur Buyer, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	7.10%	03/05/2026		107	107,373
Financiere Mendel, Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	04/12/2026	EUR	3,442	3,882,768
Global Healthcare Exchange, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.85%	06/28/2024		709	700,566
GoodRx, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	5.44%	10/10/2025		276	275,902
Greatbatch, Ltd., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.47%	10/27/2022		633	634,809
HC Group Holdings III, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.19%	04/07/2022		2,708	2,706,654
Heartland Dental, LLC
Delayed Draw Term Loan (e)	0.00%	04/30/2025		8	7,631
Term Loan (1 mo. USD LIBOR + 3.75%)	6.19%	04/30/2025		352	340,990
IQVIA, Inc., Term Loan B-2 (3 mo. USD LIBOR + 2.00%)	4.60%	01/17/2025		785	783,638
IWH UK Midco Ltd., Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/31/2025	EUR	1,145	1,270,936
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Kinetic Concepts, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.85%	02/03/2024		$ 2,829	$ 2,835,157
MPH Acquisition Holdings LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	5.35%	06/07/2023		7,735	7,576,677
Nidda Healthcare Holding AG (Germany)
Term Loan C (3 mo. GBP LIBOR + 4.50%)	5.30%	08/21/2024	GBP	486	617,451
Term Loan D (3 mo. EURIBOR+ 4.00%)	4.00%	08/21/2024	EUR	1,978	2,234,490
Ortho-Clinical Diagnostics, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	06/30/2025		5,408	5,236,647
PAREXEL International Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	09/27/2024		162	154,394
Prophylaxis B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.00%) (Acquired 07/02/2018; Cost $3,002,147)	4.00%	06/05/2025	EUR	2,578	2,649,070
Surgery Center Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	09/02/2024		45	44,141
Syneos Health, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.44%	08/01/2024		259	258,300
Team Health Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	02/06/2024		3,666	3,318,108
Terveys-ja hoivapalvelut Suomi Oy (Finland)
First Lien Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	08/11/2025	EUR	1,802	2,034,705
Second Lien Term Loan (3 mo. EURIBOR + 7.50%)	7.50%	07/19/2026	EUR	986	1,107,193
Unilabs Diagnostics AB, Revolver Loan (d)(e)	0.00%	04/01/2021	EUR	1,850	2,038,503
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.50%)	6.94%	08/27/2025		4,202	4,211,325
					71,617,153
Home Furnishings–0.84%
Comfort Holding, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	7.19%	02/05/2024			2,608	2,604,735
Global Appliance, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	6.44%	09/29/2024			3,068	3,061,261
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.94%	08/05/2024			33	32,067
Hilding Anders AB, Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	11/29/2024	EUR		2,191	1,994,475
Lifetime Brands, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	5.94%	02/28/2025			536	534,033
PGT Innovations, Inc., Term Loan (1 mo. USD LIBOR + 3.50%) (Acquired 03/13/2018; Cost $465,200)	5.99%	02/16/2022			142	142,448
Serta Simmons Bedding, LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.96%	11/08/2023			5,538	3,916,760
SIWF Holdings, Inc., Term Loan (1 mo. USD LIBOR + 4.25%)	6.68%	06/15/2025			3,113	3,008,029
TGP Holdings III, LLC
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.85%	09/25/2024			3,575	3,298,019
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)(d)	11.10%	09/25/2025			1,001	941,461
						19,533,288
Industrial Equipment–1.77%
Airxcel, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	6.94%	04/28/2025			741	692,874
Alpha AB Bidco BV, Term Loan B (1 mo. EURIBOR + 3.75%)	3.75%	07/30/2025	EUR		705	789,636
Altra Industrial Motion Corp., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.44%	10/01/2025			310	307,318
CIRCOR International, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	5.95%	12/11/2024			267	265,774
Clark Equipment Co., Term Loan B (3 mo. USD LIBOR + 2.00%)	4.60%	05/18/2024			4,281	4,242,389
Columbus McKinnon Corp., Term Loan (3 mo. USD LIBOR + 2.50%)	5.10%	01/31/2024			103	102,691
Delachaux Group S.A. (France)
Term Loan B-1 (f)	—	04/16/2026	EUR		1,364	1,539,636
Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	7.10%	04/16/2026			937	935,382
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)(d)	7.19%	08/29/2023			370	369,611
Engineered Machinery Holdings, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	6.85%	07/19/2024			1,261	1,262,470
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.85%	07/19/2024			1,996	1,953,265
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	9.85%	07/18/2025			1,812	1,781,128
Filtration Group Corp., Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	03/29/2025			475	475,067
Gardner Denver, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	5.19%	07/30/2024			3,502	3,507,314
Generac Power Systems, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	4.24%	05/31/2023			842	840,581
Hamilton Holdco LLC, Term Loan B (3 mo. USD LIBOR + 2.00%)(d)	4.61%	07/02/2025			4,059	4,039,010
Milacron LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)(d)	4.94%	09/28/2023			7,215	7,070,690
MX Holdings US, Inc., Term Loan B-1-C (1 mo. USD LIBOR + 3.00%)	5.44%	07/31/2025			3,372	3,371,641
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)(d)	6.60%	03/08/2025			1,288	1,287,702
North American Lifting Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	7.10%	11/27/2020			285	269,494
Rexnord LLC/ RBS Global, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.44%	08/21/2024			277	277,329
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Robertshaw US Holding Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	6.00%	02/28/2025		$2,676	$2,488,819
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	10.50%	02/28/2026		1,177	1,038,543
Tank Holding Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.68%	03/26/2026		579	581,619
Terex Corp.
Term Loan (2 mo. USD LIBOR + 2.00%)	4.54%	01/31/2024		639	635,058
Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	01/31/2024		910	911,211
					41,036,252
Insurance–0.63%
Alliant Holdings Intermediate, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.43%	05/09/2025			653	638,157
AmWINS Group, LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	01/25/2024			1,366	1,357,476
Andromeda Investissement, Term Loan B (f)	—	04/26/2026	EUR		918	1,038,762
FrontDoor, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	5.00%	08/16/2025			342	341,971
Hub International Ltd., Term Loan (3 mo. USD LIBOR + 3.00%)	5.59%	04/25/2025			4,090	3,991,730
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	12/31/2025			377	372,145
USI, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	5.60%	05/16/2024			7,062	6,876,425
						14,616,666
Leisure Goods, Activities & Movies–3.02%
Alpha Topco Ltd., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.94%	02/01/2024			17,679	17,342,913
AMC Entertainment, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	5.44%	04/22/2026			4,745	4,733,506
Ancestry.com Operations, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	10/19/2023			1,471	1,471,639
Bright Horizons Family Solutions, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	4.19%	11/07/2023			136	135,747
Callaway Golf Co., Term Loan (1 mo. USD LIBOR + 4.50%)	6.97%	01/04/2026			175	177,620
Crown Finance US, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	4.69%	02/28/2025			13,270	13,067,029
CWGS Group, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	5.23%	11/08/2023			3,592	3,278,323
Dorna Sports, S.L., Term Loan B-2 (6 mo. USD LIBOR + 3.00%)	5.88%	04/12/2024			2,081	2,030,727
Equinox Holdings, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	09/06/2024			362	364,358
Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	5.44%	03/08/2024			1,541	1,538,287
Fitness International, LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	5.69%	04/18/2025			3,917	3,889,108
Invictus Media S.L.U. (Spain)
Term Loan B-1 (6 mo. EURIBOR + 4.50%)	4.50%	06/26/2025	EUR		1,416	1,590,060
Term Loan B-2 (6 mo. EURIBOR + 4.50%)	4.50%	06/26/2025	EUR		849	953,172
Lakeland Tours, LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	6.61%	12/16/2024			2,264	2,263,036
Life Time Fitness, Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	5.27%	06/10/2022			560	558,581
Live Nation Entertainment, Inc., Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	4.25%	10/31/2023			171	170,704
Orbiter International S.a.r.l. (Luxembourg), Term Loan B-2 (3 mo. CHF LIBOR + 4.25%) (Acquired 07/07/2017; Cost $1,073,568)(d)	4.25%	07/11/2024	CHF		1,039	1,030,122
Sabre GLBL, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.44%	02/22/2024			583	580,127
Shutterfly, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	4.94%	08/17/2024			2,121	2,113,836
Term Loan B (1 mo. USD LIBOR + 2.50%)	4.95%	08/19/2024			1,398	1,390,066
SSH Group Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.83%	07/30/2025			1,140	1,130,720
Second Lien Term Loan (3 mo. USD LIBOR + 8.25%)	10.83%	07/30/2026			703	706,981
UFC Holdings, LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	04/29/2026			9,575	9,574,269
						70,090,931
Lodging & Casinos–3.18%
AMCP Clean Acquisition Co., LLC
Delayed Draw Term Loan (e)	3.59%	06/16/2025			210	209,002
Term Loan (3 mo. USD LIBOR + 4.25%)	6.85%	06/16/2025			867	865,156
Aristocrat Technologies, Inc., Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	4.34%	10/19/2024			67	65,849
Boyd Gaming Corp., Term Loan B (1 wk. USD LIBOR + 2.25%)	4.64%	09/15/2023			859	856,199
Caesars Entertainment Operating Co., LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	4.44%	10/06/2024			43	42,734
Caesars Resort Collection, LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	5.19%	12/23/2024			21,219	21,096,016
CityCenter Holdings, LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	4.69%	04/18/2024			2,018	2,001,950
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Lodging & Casinos–(continued)
ESH Hospitality, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	4.44%	08/30/2023	$ 451	$ 450,058
Four Seasons Hotels Ltd., First Lien Term Loan (1 mo. USD LIBOR + 2.00%)	4.44%	11/30/2023	117	116,321
Hilton Worldwide Finance, LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	4.18%	10/25/2023	108	107,408
Las Vegas Sands, LLC/Venetian Casino Resort, LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	4.19%	03/27/2025	322	319,217
MGM Growth Properties Operating Partnership L.P., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.44%	03/21/2025	713	709,234
PCI Gaming Authority, Term Loan B (3 mo. USD LIBOR + 3.00%)	5.40%	05/15/2026	1,980	1,983,249
Penn National Gaming, Inc., Incremental Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	4.69%	10/15/2025	2,422	2,414,195
Scientific Games International, Inc., Term Loan B-5 (2 mo. USD LIBOR + 2.75%)	5.22%	08/14/2024	13,157	12,967,914
Stars Group (US) Co-Borrower, LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	6.10%	07/10/2025	10,443	10,458,818
Station Casinos LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	4.94%	06/08/2023	7,673	7,630,876
Twin River Management Group, Inc., Term Loan B (f)	—	05/10/2026	2,094	2,095,356
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	4.43%	12/20/2024	7,155	7,110,814
Wyndham Hotels & Resorts, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	4.19%	05/30/2025	2,176	2,168,193
Wynn Resorts, Ltd., Term Loan (1 mo. USD LIBOR + 2.25%)	4.69%	10/30/2024	87	86,695
				73,755,254
Nonferrous Metals & Minerals–0.61%
American Rock Salt Co. LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	6.19%	03/21/2025	2,520	2,520,436
Covia Holdings Corp., Term Loan (3 mo. USD LIBOR + 4.00%)	6.60%	06/01/2025	6,476	5,572,978
Form Technologies LLC
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)(d)	5.85%	01/28/2022	2,545	2,491,213
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	11.10%	01/30/2023	25	25,104
U.S. Silica Co., Term Loan (1 mo. USD LIBOR + 4.00%)	6.50%	05/01/2025	2,204	2,101,428
US Salt, LLC, Term Loan (3 mo. USD LIBOR + 4.75%)(d)	7.19%	01/16/2026	1,496	1,497,724
				14,208,883
Oil & Gas–6.15%
BCP Raptor, LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.69%	06/24/2024	4,403	4,282,051
BCP Renaissance Parent LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	6.08%	10/31/2024	56	55,591
Brazos Delaware II, LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	6.44%	05/21/2025	3,836	3,660,119
California Resources Corp.
Term Loan (1 mo. USD LIBOR + 10.38%)	12.80%	12/31/2021	2,430	2,463,278
Term Loan (1 mo. USD LIBOR + 4.75%)	7.18%	12/31/2022	3,947	3,769,086
Centurion Pipeline Co., LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.85%	09/29/2025	1,302	1,305,059
Crestwood Holdings LLC, Term Loan (1 mo. USD LIBOR + 7.50%)	9.96%	03/06/2023	6,113	6,049,335
Delek US Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	4.69%	03/31/2025	4,261	4,234,954
Encino Acquisition Partners Holdings, LLC, Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	9.19%	10/29/2025	2,541	2,362,949
Fieldwood Energy LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.25%)	7.69%	04/11/2022	5,069	4,774,251
Revolver Loan (d)(e)	0.00%	04/12/2021	29,620	29,323,458
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	9.69%	04/11/2023	8,514	7,136,440
Glass Mountain Pipeline Holdings, LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	7.12%	12/23/2024	2,396	2,363,640
Gulf Finance, LLC, Term Loan B (1 mo. USD LIBOR + 5.25%)	7.78%	08/25/2023	8,709	7,228,916
HGIM Corp., Term Loan (6 mo. USD LIBOR + 6.00%)	8.74%	07/02/2023	3,437	3,324,968
Lower Cadence Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	6.44%	05/15/2026	5,595	5,592,955
Lucid Energy Group II Borrower, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.43%	02/17/2025	2,801	2,725,569
McDermott Technology (Americas), Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	7.44%	05/12/2025	10,052	9,774,626
Moda Ingleside Energy Center LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	09/29/2025	1,210	1,213,720
Navitas Midstream Midland Basin, LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.93%	12/13/2024	4,243	4,163,671
Osum Production Corp., Term Loan (3 mo. USD LIBOR + 5.50%)	8.10%	07/31/2020	4,755	4,374,947
Paragon Offshore Finance Co. (Cayman Islands), Term Loan (Acquired 07/18/2014; Cost $16,678)(d)(h)(j)	0.00%	07/16/2021	17	0
Petroleum GEO-Services ASA, Term Loan (3 mo. USD LIBOR + 2.50%)	5.10%	03/19/2021	6,796	6,753,898
Prairie ECI Acquiror L.P., Term Loan B (3 mo. USD LIBOR + 4.75%)	7.37%	03/11/2026	2,957	2,982,717
Seadrill Operating L.P., Term Loan (3 mo. USD LIBOR + 6.00%)	8.60%	02/21/2021	17,901	14,010,732
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Oil & Gas–(continued)
Southcross Energy Partners, L.P.
DIP Term Loan (3 mo. Prime Rate + 5.25%)(j)	10.75%	10/01/2019		$509	$475,991
Term Loan (3 mo. Prime Rate + 5.25%)(j)	10.75%	08/04/2021		1,566	1,189,405
Traverse Midstream Partners LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	6.59%	09/27/2024		92	91,648
Tribune Resources, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)	8.95%	03/30/2023		917	914,553
Weatherford International Ltd. (Bermuda), Term Loan (1 mo. USD LIBOR + 2.30%)	4.73%	07/13/2020		6,265	6,247,165
					142,845,692
Publishing–0.84%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.44%	04/11/2025		1,734	1,728,612
Ascend Learning, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	07/12/2024		440	437,085
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	6.68%	06/07/2023		7,686	7,343,310
Merrill Communications LLC, Term Loan (3 mo. USD LIBOR + 5.25%)	7.83%	06/01/2022		31	31,345
Nielsen Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	4.46%	10/04/2023		822	810,803
ProQuest LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.85%	10/24/2021		1,872	1,870,636
Southern Graphics, Inc., First Lien Term Loan (2 mo. USD LIBOR + 3.25%)	5.71%	12/31/2022		5,086	4,272,064
Tribune Media Co., Term Loan C (1 mo. USD LIBOR + 3.00%)	5.44%	01/27/2024		2,946	2,949,918
					19,443,773
Radio & Television–1.84%
E.W. Scripps Co.
Term Loan B (1 mo. USD LIBOR + 2.00%)	4.44%	10/02/2024		1,224	1,192,193
Term Loan B-1 (3 mo. USD LIBOR + 2.75%)	5.19%	05/01/2026		1,732	1,731,635
Gray Television, Inc.
Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	4.73%	02/07/2024		1,064	1,057,870
Term Loan C (1 mo. USD LIBOR + 2.50%)	4.98%	01/02/2026		6,767	6,749,803
iHeartCommunications, Inc.
Term Loan (3 mo. USD LIBOR + 6.58%)	6.58%	05/01/2026		807	808,182
Term Loan D (3 mo. USD LIBOR + 8.75%)	8.75%	01/30/2020		2,537	1,889,080
Term Loan E (3 mo. USD LIBOR + 9.50%)	9.50%	07/30/2019		23,283	17,365,242
Mission Broadcasting, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.74%	01/17/2024		354	350,424
NEP/NCP HoldCo, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	10/19/2026		1,841	1,823,879
Nexstar Broadcasting, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.68%	01/17/2024		1,850	1,831,731
Sinclair Television Group, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.69%	01/03/2024		7,992	7,974,935
					42,774,974
Retailers (except Food & Drug)–1.12%
Bass Pro Group, LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	7.44%	09/25/2024		9,327	9,093,492
BJ’s Wholesale Club, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.00%)	5.45%	02/03/2024		98	98,502
Claire’s Stores, Inc.
Revolver Loan (d)(e)	0.00%	10/12/2022		33	32,817
Term Loan (6 mo. USD LIBOR + 7.25%)	9.94%	09/15/2038		109	180,499
Fossil Group, Inc., Term Loan (1 wk. mo. USD LIBOR + 8.00%)	10.39%	12/31/2020		894	895,651
Fullbeauty Brands Holdings Corp.
First Lien Term Loan (3 mo. USD LIBOR + 9.00%)	11.47%	02/07/2024		1,158	1,119,382
Term Loan (3 mo. USD LIBOR + 10.00%)	12.47%	02/07/2022		761	765,429
National Vision, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	4.94%	11/20/2024		1,029	1,031,052
Revolver Loan (d)(e)	0.00%	10/14/2022		3,004	2,763,997
Payless, Inc.
Term Loan A-1 (h)	0.00%	02/10/2022		1,535	805,787
Term Loan A-2 (h)	0.00%	08/10/2022		2,881	1,008,348
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.83%	01/26/2023		9,707	7,457,046
Vivarte, PIK Term Loan, 7.00% PIK Rate, 4.00% Cash Rate	7.00%	10/29/2019	EUR	1,168	851,154
					26,103,156
Surface Transport–1.21%
Agro Merchants North American Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	6.35%	12/06/2024		69	68,262
Commercial Barge Line Co., First Lien Term Loan (1 mo. USD LIBOR + 8.75%)	11.19%	11/12/2020		6,406	4,532,073
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Surface Transport–(continued)
Kenan Advantage Group, Inc. (The)
Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	07/29/2022		$1,955	$1,926,201
Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	07/29/2022		7,301	7,193,544
Odyssey Logistics & Technology Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	6.44%	10/12/2024		27	27,300
PODS LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	5.20%	12/06/2024		6,696	6,623,900
U.S. Shipping Corp., Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	6.69%	06/26/2021		3,184	3,032,809
XPO Logistics, Inc.
Term Loan B (1 mo. USD LIBOR + 2.00%)	4.44%	02/24/2025		1,846	1,833,155
Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.94%	02/24/2025		2,844	2,848,370
					28,085,614
Telecommunications–8.06%
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	5.19%	01/31/2025			23,582	22,975,648
Colorado Buyer, Inc.
Incremental Term Loan (1 wk. USD LIBOR + 4.00%)(d)	6.60%	05/01/2024			11,952	11,354,660
Term Loan (1 mo. USD LIBOR + 3.00%)	5.60%	05/01/2024			4,046	3,847,435
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	10/05/2023			11,982	11,740,536
Eircom Finco S.a.r.l., Term Loan B-2 (f)	—	04/26/2026	EUR		1,495	1,671,312
Frontier Communications Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.75%)	6.19%	06/15/2024			2,080	2,043,720
Hargray Communications Group, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	05/16/2024			509	504,673
Intelsat Jackson Holdings S.A. (Luxembourg)
Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	6.18%	11/27/2023			679	670,933
Term Loan B-5 (1 mo. USD LIBOR + 6.63%)	6.62%	01/02/2024			4,524	4,538,951
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.69%	02/22/2024			16,482	16,240,980
Lumentum Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.94%	12/10/2025			341	339,598
MLN US Holdco LLC, Term Loan B (1 mo. USD LIBOR + 4.50%)	6.93%	11/30/2025			3,368	3,339,378
MTN Infrastructure TopCo, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	11/15/2024			4,026	4,003,728
Odyssey Investissement S.A.S., Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	04/25/2025	EUR		3,213	3,606,183
Radiate Holdco, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	02/01/2024			3,245	3,203,021
SBA Senior Finance II LLC, Term Loan (1 mo. USD LIBOR + 2.00%)	4.44%	04/11/2025			12,523	12,358,738
Sprint Communications, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	5.50%	02/02/2024			9,675	9,589,866
Term Loan (1 mo. USD LIBOR + 2.50%)	5.00%	02/02/2024			24,639	24,146,261
Syniverse Holdings, Inc., Term Loan C (1 mo. USD LIBOR + 5.00%)	7.44%	03/09/2023			4,360	4,072,943
Telesat LLC, Term Loan B-4 (3 mo. USD LIBOR + 2.50%)	5.11%	11/17/2023			15,498	15,342,592
U.S. TelePacific Corp., Term Loan (3 mo. USD LIBOR + 5.00%)	7.60%	05/02/2023			6,129	5,869,563
Windstream Services, LLC
DIP Term Loan (3 mo. USD LIBOR + 2.50%)(j)	4.94%	02/26/2021			3,740	3,751,550
Term Loan B-6 (3 mo. Prime Rate + 5.00%)(j)	10.50%	03/29/2021			11,780	12,050,511
Term Loan B-7 (3 mo. Prime Rate + 4.25%)(j)	9.75%	02/17/2024			5,762	5,830,444
Zayo Group, LLC
Incremental Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	4.44%	01/19/2021			882	882,853
Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	4.69%	01/19/2024			3,302	3,304,652
						187,280,729
Utilities–5.72%
AES Corp. (The), Term Loan (3 mo. USD LIBOR + 1.75%)	4.27%	05/24/2022			420	419,413
AI Alpine AT BidCo GmbH
Term Loan B (1 mo. USD LIBOR + 3.25%)(d)	5.74%	10/25/2025			34	33,577
Term Loan B (1 mo. EURIBOR + 3.50%)	3.50%	10/31/2025	EUR		962	1,072,977
Aria Energy Operating LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.94%	05/27/2022			897	899,055
Brookfield WEC Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.94%	08/01/2025			2,753	2,751,473
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	9.19%	08/03/2026			2,071	2,092,489
Calpine Construction Finance Co., L.P., Term Loan (1 mo. USD LIBOR + 2.50%)	4.94%	01/15/2025			11,416	11,339,431
Calpine Corp.
Term Loan B-5 (3 mo. USD LIBOR + 2.50%)	5.11%	01/15/2024			9,694	9,662,348
Term Loan B-7 (3 mo. USD LIBOR + 2.50%)	5.11%	05/31/2023			4,980	4,956,050
Term Loan B-9 (2 mo. USD LIBOR + 2.75%)	5.34%	04/05/2026			13,689	13,649,375
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–(continued)
Eastern Power, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	6.19%	10/02/2023	$ 9,315	$ 9,320,634
Granite Acquisition, Inc.
First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	6.09%	12/17/2021	4,571	4,582,613
First Lien Term Loan C (3 mo. USD LIBOR + 3.50%)	6.10%	12/17/2021	678	680,143
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	9.85%	12/19/2022	956	957,706
Invenergy Thermal Operating I LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	6.10%	08/28/2025	96	97,251
Lightstone Holdco LLC
Term Loan B (1 mo. USD LIBOR + 3.75%)	6.19%	01/30/2024	9,848	9,765,337
Term Loan C (1 mo. USD LIBOR + 3.75%)	6.19%	01/30/2024	610	604,473
Nautilus Power, LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.69%	05/16/2024	4,780	4,803,731
Pacific Gas and Electric Co.
Delayed Draw Term Loan (e)	0.00%	01/29/2020	1,971	1,980,730
Term Loan (1 mo. USD LIBOR + 2.25%)	4.74%	12/31/2020	5,913	5,942,190
Pike Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	5.94%	03/23/2025	74	73,997
PowerTeam Services, LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.85%	03/06/2025	2,315	2,219,907
Revere Power, LLC
Term Loan B (2 mo. USD LIBOR + 4.25%)	6.79%	03/27/2026	2,330	2,322,641
Term Loan C (2 mo. USD LIBOR + 4.25%)	6.79%	03/27/2026	361	360,140
Southeast PowerGen LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	5.94%	12/02/2021	561	544,392
TerraForm Power Operating, LLC, Term Loan (1 mo. USD LIBOR + 2.00%)	4.44%	11/08/2022	54	53,929
USIC Holding, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	12/08/2023	1,497	1,478,736
Vistra Operations Co. LLC
Incremental Term Loan (1 mo. USD LIBOR + 2.00%)	4.69%	12/14/2023	922	922,441
Incremental Term Loan (1 mo. USD LIBOR + 2.00%)	4.43%	12/31/2025	21,715	21,679,825
Term Loan (1 mo. USD LIBOR + 2.00%)	4.44%	08/04/2023	17,708	17,682,092
				132,949,096
Total Variable Rate Senior Loan Interests (Cost $2,086,809,733)					2,032,227,802
U.S. Dollar Denominated Bonds & Notes–6.36%
Aerospace & Defense–0.67%
TransDigm, Inc.(k)	6.25%	03/15/2026		15,087	15,426,457
Air Transport–0.18%
Mesa Airlines, Inc. Class B	5.75%	07/15/2025		4,209	4,184,192
Automotive–0.24%
Allison Transmission, Inc.(k)	5.87%	06/01/2029		1,581	1,598,786
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.(k)	6.25%	05/15/2026		1,488	1,521,480
Schaeffler AG (Germany)(g)(k)	4.13%	09/15/2021		640	652,960
Schaeffler AG (Germany)(g)(k)	4.75%	09/15/2026		1,965	1,837,275
					5,610,501
Business Equipment & Services–0.55%
Dun & Bradstreet Corp. (The)(k)	6.87%	08/15/2026		1,480	1,522,550
Prime Security Services Borrrower, LLC/Prime Finance, Inc.(k)	5.75%	04/15/2026		5,425	5,370,750
Prime Security Services Borrrower, LLC/Prime Finance, Inc.(k)	5.25%	04/15/2024		5,890	5,794,464
					12,687,764
Cable & Satellite Television–1.28%
Altice Financing S.A. (Luxembourg)(k)	6.63%	02/15/2023		851	867,075
Altice Financing S.A. (Luxembourg)(k)	7.50%	05/15/2026		10,469	10,311,965
Altice France S.A. (France)(k)	8.12%	02/01/2027		2,763	2,766,454
Altice France S.A. (France)(k)	7.37%	05/01/2026		3,732	3,655,027
CSC Holdings, LLC(k)	5.50%	05/15/2026		10,933	11,121,048
Virgin Media Bristol LLC (United Kingdom)(k)	5.50%	08/15/2026		1,027	1,034,374
					29,755,943
Chemicals & Plastics–0.20%
Alpha US Bidco, Inc. (Germany)(g)(k)	8.75%	06/01/2023		1,560	1,536,600
Avantor, Inc.(k)	6.00%	10/01/2024		2,940	3,060,540
					4,597,140
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Containers & Glass Products–0.33%
Ardagh Glass Finance PLC (Ireland)(k)	4.62%	05/15/2023		$1,643	$1,645,054
Ardagh Glass Finance PLC (Ireland)(k)	4.25%	09/15/2022		1,695	1,684,406
Berry Global, Inc.(f)(k)	—	07/15/2026		2,312	2,305,596
Reynolds Group Holdings, Inc. (3 mo. USD LIBOR + 3.50%)(i)(k)	6.10%	07/15/2021		1,868	1,879,675
Reynolds Group Issuer, Inc./LLC	5.75%	10/15/2020		130	130,224
					7,644,955
Electronics & Electrical–1.48%
CommScope, Inc.(k)	8.25%	03/01/2027		2,356	2,341,275
CommScope, Inc.(k)	6.00%	03/01/2026		7,705	7,743,525
Dell International LLC/EMC Corp.(k)	5.45%	06/15/2023		1,385	1,473,200
Dell International LLC/EMC Corp.(k)	4.90%	10/01/2026		8,835	9,050,080
Dell International LLC/EMC Corp.(k)	5.30%	10/01/2029		11,044	11,326,651
Go Daddy Operating Co., LLC(f)(k)	—	12/01/2027		1,203	1,215,030
Riverbed Technology, Inc.(k)	8.87%	03/01/2023		2,004	1,322,640
					34,472,401
Financial Intermediaries–0.10%
Arrow Global Finance PLC REGS (United Kingdom)(k)	5.13%	09/15/2024	GBP	251	310,948
Cabot Financial S.A. REGS (United Kingdom)(k)	6.50%	04/01/2021	GBP	1,500	1,899,377
					2,210,325
Food Service–0.05%
EG Finco Ltd. (United Kingdom)(k)	6.75%	02/07/2025		1,211	1,191,321
Health Care–0.50%
CHS/Community Health Systems, Inc.(k)	8.00%	03/15/2026		10,832	10,388,538
IQVIA, Inc.(k)	5.00%	05/15/2027		1,209	1,229,444
					11,617,982
Industrial Equipment–0.01%
Altra Industrial Motion Corp.(k)	6.13%	10/01/2026		308	321,860
Lodging & Casinos–0.07%
ESH Hospitality, Inc.(k)	5.25%	05/01/2025		1,390	1,393,475
VICI Properties 1 LLC	8.00%	10/15/2023		205	223,596
					1,617,071
Nonferrous Metals & Minerals–0.12%
TiZir Ltd. (United Kingdom)(k)	9.50%	07/19/2022		2,748	2,870,517
Oil & Gas–0.01%
Pacific Drilling S.A.(k)	8.38%	10/01/2023		155	148,984
Publishing–0.04%
Clear Channel Worldwide Holdings, Inc.(k)	9.25%	02/15/2024		790	847,038
Radio & Television–0.23%
Clear Channel International B.V.(k)	8.75%	12/15/2020		5,235	5,378,963
Steel–0.00%
ERP Iron Ore, LLC 8.00% PIK Rate(d)(g)	8.00%	12/31/2019		56	39,038
Telecommunications–0.27%
Communications Sales & Leasing, Inc.(k)	6.00%	04/15/2023		1,200	1,125,000
Frontier Communications Corp.(k)	8.00%	04/01/2027		3,733	3,882,320
Goodman Networks, Inc.	8.00%	05/11/2022		2,535	1,267,446
Windstream Services, LLC(j)(k)	9.00%	06/30/2025		12	8,085
					6,282,851
Utilities–0.03%
Calpine Corp.(k)	5.25%	06/01/2026		725	712,363
Total U.S. Dollar Denominated Bonds & Notes (Cost $150,349,732)					147,617,666
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Shares	Value
Common Stocks & Other Equity Interests–1.80%(l)
Aerospace & Defense–0.09%
IAP Worldwide Services (Acquired 07/18/2014-08/18/2014; Cost $145,528)(d)(k)(m)	134	$ 2,074,413
Automotive–0.05%
Dayco Products, LLC(m)	3,261	120,249
Dayco Products, LLC(m)	3,266	120,434
ThermaSys Corp.(m)	1,949,645	589,768
Transtar Holding Co., Class A(d)(k)(m)	3,149,478	283,453
		1,113,904
Building & Development–0.05%
Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 04/28/2010-07/15/2010; Cost $664,569)(d)(k)(m)	518	0
Lake at Las Vegas Joint Venture, LLC, Class B (Acquired 06/30/2010; Cost $3,408,940)(d)(k)(m)	4	0
Masonite International Corp.(m)	27,093	1,288,272
		1,288,272
Business Equipment & Services–0.02%
Checkout Holding Corp.(d)(m)	15,070	79,118
EmployBridge Holding Co. (Acquired 05/16/2014-01/20/2015; Cost $482,591)(m)	43,971	384,746
		463,864
Cable & Satellite Television–0.13%
Ion Media Networks, Inc., Class A (Acquired 01/17/2006-12/17/2009; Cost $3,038,036)(d)	4,471	3,017,925
Chemicals & Plastics–0.00%
Lyondell Chemical Co., Class A	218	16,187
Drugs–0.00%
BPA Laboratories, Class A, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0)(d)(k)(m)	3,490	0
BPA Laboratories, Class B, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0)(d)(k)(m)	5,595	0
		0
Food Products–0.00%
QCE LLC (Acquired 06/30/2014; Cost $52)(d)(m)	17	0
Health Care–0.00%
New Millennium Holdco(k)(m)	259,087	22,670
Lodging & Casinos–0.13%
Caesars Entertainment Operating Co., LLC(m)	83,880	737,305
Twin River Worldwide Holdings, Inc.(m)	74,652	2,250,011
		2,987,316
Oil & Gas–0.73%
AF Global, Inc. (Acquired 06/08/2017; Cost $66,943)(d)(k)(m)	1,049	61,367
CJ Holding Co.(m)	47,780	565,715
Fieldwood Energy LLC(m)	67,619	2,163,808
HGIM Corp.(d)(m)	6,310	170,370
HGIM Corp., Wts. expiring 07/02/2043(d)(m)	28,193	775,307
Pacific Drilling S.A.(m)	178,023	2,435,355
Paragon Offshore Finance Co., Class A (Cayman Islands)(j)(k)(m)	4,595	4,740
Paragon Offshore Finance Co., Class B (Cayman Islands)(d)(j)(k)(m)	2,298	80,430
Samson Investment Co.(d)(k)(m)	261,209	6,138,411
Transocean Ltd.(m)	428,980	2,659,676
Tribune Resources, Inc., First Lien Wts. expiring 04/03/2023 (Acquired 04/03/2018; Cost $14,098)(d)(m)	170,533	5,116
Tribune Resources, Inc.(m)	658,667	1,819,568
		16,879,863
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

			Shares		Value
Publishing–0.11%
F&W Publications, Inc. (Acquired 09/17/2007-11/19/2009; Cost $357,143)(d)(m)				288	$ 173
Merrill Communications LLC, Class A (Acquired 03/08/2013; Cost $307,685)(k)(m)				133,776	2,608,632
Tribune Publishing Co.(m)				2,262	22,213
					2,631,018
Retailers (except Food & Drug)–0.05%
Claire’s Stores, Inc.(m)				1,210,692	447,637
Fullbeauty Brands Holdings Corp.(d)(m)				6,173	611,127
Payless, Inc.(d)(k)(m)				146,073	0
					1,058,764
Surface Transport–0.00%
U.S. Shipping Corp. (Acquired 09/28/2007-09/30/2009; Cost $0)(d)(m)				6,189	62
U.S. Shipping Corp., CPR (Acquired 09/28/2007-09/30/2009; Cost $87,805)(d)(m)				87,805	74,634
					74,696
Telecommunications–0.01%
Consolidated Communications, Inc.				32,797	131,188
Goodman Networks, Inc. (Acquired 05/31/2017; Cost $1,595)(d)(m)				159,473	0
					131,188
Utilities–0.43%
Bicent Power, LLC, Series A, Wts. expiring 08/21/2022 (Acquired 08/21/2012; Cost $0)(d)(m)				101	0
Bicent Power, LLC, Series B, Wts. expiring 08/21/2022 (Acquired 08/21/2012; Cost $0)(d)(k)(m)				165	0
Vistra Operations Co. LLC				410,978	9,682,642
Vistra Operations Co. LLC, Rts. expiring 12/31/2046(k)(m)				410,978	324,672
Vistra Operations Co. LLC (Acquired 10/03/2016; Cost $316,284)(d)(k)(m)				672,945	37,012
					10,044,326
Total Common Stocks & Other Equity Interests (Cost $61,639,305)					41,804,406
	Interest Rate	Maturity Date	Principal Amount (000)(a)
Non-U.S. Dollar Denominated Bonds & Notes–1.35%
Automotive–0.27%
Federal-Mogul Holdings Corp. REGS(k)	5.00%	07/15/2024	EUR	1,718	1,905,704
Federal-Mogul Holdings Corp. REGS (3 mo. EURIBOR + 4.88%)(i)(k)	4.88%	04/15/2024	EUR	2,000	2,216,962
Lincoln Financing S.a r.l. REGS (Netherlands) (3 mo. EURIBOR + 3.88%)(i)	3.88%	04/01/2024	EUR	592	652,233
Novem Group GmbH REGS (Germany) (3 mo. EURIBOR + 5.25%)(i)	5.25%	05/15/2024	EUR	406	452,746
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc. REGS	4.37%	05/15/2026	EUR	130	145,252
Schaeffler AG REGS (Germany)(f)(g)	—	05/15/2027	EUR	355	388,674
Superior Industries International, Inc. REGS	6.00%	06/15/2025	EUR	535	507,277
					6,268,848
Building & Development–0.07%
Haya Finance 2017 S.A. REGS (Spain) (3 mo. EURIBOR + 5.13%)(i)(k)	5.13%	11/15/2022	EUR	291	277,953
Haya Finance 2017 S.A. REGS (Spain)(k)	5.25%	11/15/2022	EUR	344	327,223
LSF10 Wolverine Investment SCA REGS (Denmark)(k)	5.00%	03/15/2024	EUR	319	359,513
LSF10 Wolverine Investment SCA REGS (Denmark) (3 mo. EURIBOR + 4.63%)(i)(k)	4.62%	03/15/2024	EUR	686	770,197
					1,734,886
Business Equipment & Services–0.00%
Refinitiv US Holdings, Inc. REGS(k)	4.50%	05/15/2026	EUR	132	148,561
Cable & Satellite Television–0.10%
Altice Financing S.A. REGS (Luxembourg)	8.00%	05/15/2027	EUR	947	1,051,393
Altice Financing S.A. REGS (Luxembourg)(k)	4.75%	01/15/2028	EUR	1,299	1,230,555
					2,281,948
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Financial Intermediaries–0.35%
AnaCap Financial Europe S.A. SICAV-RAIF REGS (Luxembourg) (3 mo. EURIBOR + 5.00%)(i)(k)	5.00%	08/01/2024	EUR	500	$482,631
Cabot Financial S.A. REGS (United Kingdom) (3 mo. EURIBOR + 5.88%)(i)	5.88%	11/15/2021	EUR	908	1,024,473
Garfunkelux Holdco 3 S.A. REGS (Luxembourg) (3 mo. EURIBOR + 4.50%)(i)(k)	4.50%	09/01/2023	EUR	336	312,425
Garfunkelux Holdco 3 S.A. REGS (Luxembourg)(k)	8.50%	11/01/2022	GBP	840	910,002
Garfunkelux Holdco 3 S.A. REGS (Luxembourg) (3 mo. EURIBOR + 3.50%)(i)	3.50%	09/01/2023	EUR	1,402	1,269,958
Nemean Bondco PLC REGS (Jersey)(k)	7.37%	02/01/2024	GBP	1,370	1,671,601
Nemean Bondco PLC REGS (Jersey) (3 mo. GBP LIBOR + 6.50%)(i)(k)	7.32%	02/01/2023	GBP	1,955	2,378,923
					8,050,013
Food Service–0.09%
EG Finco Ltd. REGS (United Kingdom)	3.63%	02/07/2024	EUR	661	722,707
EG Finco Ltd. REGS (United Kingdom)	4.37%	02/07/2025	EUR	1,178	1,293,795
					2,016,502
Health Care–0.08%
IDH Finance PLC REGS (United Kingdom) (3 mo. GBP LIBOR + 6.00%)(i)(k)	6.81%	08/15/2022	GBP	1,500	1,699,531
Nidda Healthcare Holding AG REGS (Germany)(k)	7.25%	09/30/2025	EUR	114	133,393
					1,832,924
Home Furnishings–0.24%
Shop Direct Funding PLC REGS (United Kingdom)(k)	7.75%	11/15/2022	GBP	4,711	5,529,749
Lodging & Casinos–0.07%
Travelodge Hotels Ltd. REGS (United Kingdom) (3 mo. GBP LIBOR + 4.88%)(i)(k)	5.68%	05/15/2023	GBP	1,400	1,764,640
Telecommunications–0.08%
eircom Finance DAC (Ireland)	3.50%	05/15/2026	EUR	1,605	1,795,220
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $33,379,954)					31,423,291

Structured Products–0.43%
Clontarf Park CLO, REGS, Series 2017-1A, Class D (3 mo. EURIBOR + 5.10%)(i)(k)	5.10%	08/05/2030	EUR	387	411,607
Diamond CLO Ltd., Series 2019-1A, Class C (3 mo. USD LIBOR + 3.60%)(i)(k)	6.22%	04/25/2029		$3,247	3,244,572
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class DR (3 mo. USD LIBOR + 4.75%)(i)(k)	7.33%	10/25/2028		2,899	2,899,015
OCP Euro CLO (Ireland),
REGS, Series 2017-1, Class E (3 mo. EURIBOR + 5.35%)(i)(k)	5.35%	06/18/2030	EUR	100	109,630
REGS, Series 2017-2, Class E (3 mo. EURIBOR + 5.00%)(i)(k)	5.00%	01/15/2032		437	475,103
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class E (3 mo. USD LIBOR + 4.85%)(i)(k)	7.45%	04/15/2026		$2,920	2,855,405
Total Structured Products (Cost $9,980,935)					9,995,332
			Shares
Preferred Stocks–0.02%
Automotive–0.01%
ThermaSys Corp., Series A(k)				415,320	328,103
Retailers (except Food & Drug)–0.00%
Claire’s Stores, Inc., Series A				183	27,908
Vivarte (France) (Acquired 01/12/2018; Cost $0)(d)(k)				7,780	0
Vivarte, Class A Preference Shares (France) (Acquired 01/12/2018; Cost $0)(d)(k)				259	0
Vivarte, Class B Preference Shares (France) (Acquired 01/12/2018; Cost $0)(d)(k)				259	0
					27,908
Telecommunications–0.01%
Goodman Networks, Inc., Series A-1 (Acquired 05/31/2017; Cost $1,897)(d)(k)				189,735	142,301
Total Preferred Stocks (Cost $546,003)					498,312

Money Market Funds–2.47%
Invesco Government & Agency Portfolio,Institutional Class, 2.30%(n)				20,029,792	20,029,792
Invesco Liquid Assets Portfolio,Institutional Class, 2.43%(n)				14,306,432	14,310,724
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Shares	Value

Invesco Treasury Portfolio,Institutional Class, 2.28%(n)	22,891,435	$ 22,891,435
Total Money Market Funds (Cost $57,231,951)		57,231,951
TOTAL INVESTMENTS IN SECURITIES–99.92% (Cost $2,399,937,613)		2,320,798,760
OTHER ASSETS LESS LIABILITIES–0.08%		1,936,748
NET ASSETS–100.00%		$2,322,735,508
Investment Abbreviations:
CHF	– Swiss Franc
CLO	– Collateralized Loan Obligation
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
REGS	– Regulation S
Rts.	– Rights
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 2.
(e)	All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 4.
(f)	This variable rate interest will settle after May 31, 2019, at which time the interest rate will be determined.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2019 was $3,369,422, which represented less than 1% of the Fund’s Net Assets.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2019.
(j)	The borrower has filed for protection in federal bankruptcy court.
(k)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $185,994,269, which represented 8.01% of the Fund’s Net Assets.
(l)	Acquired through the restructuring of senior loans.
(m)	Non-income producing security.
(n)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/17/2019	Barclays Bank PLC	EUR	27,377,822	USD	30,976,527	$358,087
06/17/2019	Barclays Bank PLC	GBP	10,254,062	USD	13,439,180	466,875
06/17/2019	Barclays Bank PLC	USD	4,845	SEK	46,453	57
06/17/2019	Barclays Bank PLC	USD	1,049,912	CHF	1,052,543	2,626
06/17/2019	Citibank N.A.	GBP	10,254,063	USD	13,439,005	466,700
06/17/2019	Citibank N.A.	SEK	22,885	USD	2,478	63
06/17/2019	Goldman Sachs International	CHF	526,267	USD	527,850	1,586
06/17/2019	Goldman Sachs International	GBP	218,979	USD	286,123	9,095
06/17/2019	J.P. Morgan Chase Bank, N.A.	CHF	526,276	USD	527,822	1,548
06/17/2019	J.P. Morgan Chase Bank, N.A.	EUR	27,377,822	USD	30,990,051	371,612
06/17/2019	J.P. Morgan Chase Bank, N.A.	SEK	23,568	USD	2,553	66
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/17/2019	Toronto Dominion Bank	EUR	27,377,822	USD	30,904,140	$285,700
07/16/2019	Bank of America Merrill Lynch	EUR	20,613,218	USD	23,288,813	179,138
07/16/2019	Barclays Bank PLC	GBP	6,920,688	USD	9,014,314	246,056
07/16/2019	Citibank N.A.	GBP	6,909,858	USD	9,000,139	245,604
07/16/2019	Goldman Sachs International	EUR	20,613,217	USD	23,278,404	168,728
07/16/2019	J.P. Morgan Chase Bank, N.A.	EUR	20,613,218	USD	23,216,914	107,239
07/16/2019	J.P. Morgan Chase Bank, N.A.	GBP	6,909,857	USD	9,000,345	245,810
07/16/2019	Royal Bank of Canada	EUR	20,613,218	USD	23,313,982	204,307
Subtotal—Appreciation						3,360,897
Currency Risk
06/17/2019	Bank of America Merrill Lynch	USD	23,135,496	EUR	20,528,754	(176,824)
06/17/2019	Barclays Bank PLC	USD	8,985,600	GBP	6,909,035	(245,054)
06/17/2019	Citibank N.A.	USD	8,985,576	GBP	6,909,035	(245,030)
06/17/2019	Goldman Sachs International	USD	23,125,026	EUR	20,528,754	(166,354)
06/17/2019	J.P. Morgan Chase Bank, N.A.	USD	8,985,745	GBP	6,909,035	(245,200)
06/17/2019	J.P. Morgan Chase Bank, N.A.	USD	23,064,056	EUR	20,528,755	(105,384)
06/17/2019	Royal Bank of Canada	USD	23,181,349	EUR	20,547,201	(202,046)
07/16/2019	Barclays Bank PLC	CHF	1,056,186	USD	1,056,519	(2,596)
07/16/2019	Barclays Bank PLC	SEK	46,453	USD	4,856	(57)
Subtotal—Depreciation						(1,388,545)
Total Forward Foreign Currency Contracts						$1,972,352

Abbreviations:
USD	—U.S. Dollar
GBP	—British Pound Sterling
EUR	—Euro
CHF	—Swiss Franc
SEK	—Swedish Krona
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.	Security Valuations — Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Floating Rate Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
F.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Industry Focus — To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
Invesco Floating Rate Fund

H.	Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
I.	Other Risks — The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.
The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
J.	Leverage Risk — The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended May 31, 2019, there were transfers from Level 3 to Level 2 of $22,794,319, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $41,853,121, due to third party vendor quotations utilizing single market quotes.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$1,891,163,887	$141,063,915	$2,032,227,802
U.S. Dollar Denominated Bonds & Notes	—	147,578,628	39,038	147,617,666
Common Stocks & Other Equity Interests	19,788,564	8,606,924	13,408,918	41,804,406
Non-U.S. Dollar Denominated Bonds & Notes	—	31,423,291	—	31,423,291
Structured Products	—	9,995,332	—	9,995,332
Preferred Stocks	—	356,011	142,301	498,312
Money Market Funds	57,231,951	—	—	57,231,951
Investments Matured	—	—	197,176	197,176
Total Investments in Securities	77,020,515	2,089,124,073	154,851,348	2,320,995,936
Other Investments - Assets*
Forward Foreign Currency Contracts	—	3,360,897	—	3,360,897
Invesco Floating Rate Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Liabilities*
Forward Foreign Currency Contracts	$—	$(1,388,545)	$—	$(1,388,545)
Total Other Investments	—	1,972,352	—	1,972,352
Total Investments	$77,020,515	$2,091,096,425	$154,851,348	$2,322,968,288

*	Unrealized appreciation (depreciation).
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the period ended May 31, 2019:
	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appeciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value May 31, 2019
Variable Rate Senior Loan Interests	$ 125,107,531	$ 53,511,739	$ (50,761,824)	$ (282,839)	$ 183,571	$ (1,514,756)	$ 35,001,440	$ (20,180,947)	$ 141,063,915
U.S. Dollar Denominated Bonds & Notes	44,615	-	-	13,138	-	(18,715)	-	-	39,038
Common Stocks & Other Equity Interests	8,448,586	6,549,144	-	-	-	(5,722,974)	6,747,534	(2,613,372)	13,408,918
Preferred Stocks	-	-	-	-	-	142,301	-	-	142,301
Investments Matured	74,634	18,455	(152,258)	-	-	152,198	104,147	-	197,176
Total	$ 133,675,366	$ 60,079,338	$ (50,914,082)	$ (269,701)	$ 183,571	$ (6,961,946)	$ 41,853,121	$ (22,794,319)	$ 154,851,348
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
NOTE 3—Derivative Investments
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of May 31, 2019:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$3,360,897
Derivatives not subject to master netting agreements	-
Total Derivative Assets subject to master netting agreements	$3,360,897
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(1,388,545)
Derivatives not subject to master netting agreements	-
Total Derivative Liabilities subject to master netting agreements	$(1,388,545)
Invesco Floating Rate Fund

Effect of Derivative Investments for the nine months ended May 31, 2019
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$6,064,234
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	744,419
Total	$6,808,653
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$355,265,531
NOTE 4—Unfunded Loan Commitments
As of May 31, 2019, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:
Borrower	Type	Principal Amount (a)		Value
AMCP Clean Acquisition Co., LLC	Delayed Draw Term Loan		$ 127,639	$ 127,320
Claire’s Stores, Inc.	Revolver Loan		32,817	32,817
Dentalcorp Perfect Smile ULC	First Lien Delayed Draw Term Loan		1,596	1,581
Dentalcorp Perfect Smile ULC	Delayed Draw Second Lien Term Loan		121,843	120,320
Fieldwood Energy LLC	Revolver Loan		29,619,654	29,323,458
Heartland Dental, LLC	Delayed Draw Term Loan		7,867	7,631
IAP Worldwide Services	First Lien Term Loan		836,351	836,351
Mavis Tire Express Services Corp.	Delayed Draw Term Loan		157,526	155,065
National Vision, Inc.	Revolver Loan		3,004,345	2,763,997
Pacific Gas and Electric Co.	Delayed Draw Term Loan		3,811,873	3,811,873
Phoenix Guarantor, Inc.	Term Loan		9	9
Transtar Holding Co.	Term Loan		242,525	242,525
Unilabs Diagnostics AB	Revolver Loan	EUR	1,849,988	2,038,503
				$ 39,461,450
(a)	Principal amounts are denominated in U.S. Dollars unless otherwise noted.
Currency Abbreviations:
EUR – Euro
NOTE 5—Senior Loan Participation Commitments
The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.
At the nine months ended May 31, 2019, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.
Selling Participant	Principal Amount	Value
Goldman Sachs Lending Partners LLC	$3,004,345	$2,763,997
Invesco Floating Rate Fund